Sale of vessels (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2019	Feb. 28, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Sales proceeds			$ 9,100,000		$ 18,800,000
Net book value of vessels			(15,537,708)		(31,517,609)
Sales related costs			(99,503)		(322,681)
Debt termination costs and related finance fees			(55,218)		(121,902)
Net loss on sale of vessels			(6,592,429)	$ 0	(13,162,192)	$ 0
Seamaster [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds					9,700,000
Net book value of vessels					(15,979,901)
Sales related costs					(223,178)
Debt termination costs and related finance fees					(66,684)
Net loss on sale of vessels		$ 6,600,000			(6,569,763)
Seafarer [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds			9,100,000		9,100,000
Net book value of vessels			(15,537,708)		(15,537,708)
Sales related costs			(99,503)		(99,503)
Debt termination costs and related finance fees			(55,218)		(55,218)
Net loss on sale of vessels	$ 6,600,000		$ (6,592,429)		$ (6,592,429)